04.30 Fidelity Mid Cap Index & Small Cap Index Funds Institutional, Institutional Premium PRO-02 | Fidelity® Mid Cap Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Mid Cap Index Fund} - 04.30 Fidelity Mid Cap Index & Small Cap Index Funds Institutional, Institutional Premium PRO-02 - Fidelity® Mid Cap Index Fund		Fidelity Mid Cap Index Fund-Institutional Class Index	Fidelity Mid Cap Index Fund-Institutional Premium Class
Management fee	[1]	0.04%	0.04%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.02%	none
Total annual operating expenses		0.06%	0.04%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Mid Cap Index Fund} - 04.30 Fidelity Mid Cap Index & Small Cap Index Funds Institutional, Institutional Premium PRO-02 - Fidelity® Mid Cap Index Fund - USD ($)	Fidelity Mid Cap Index Fund-Institutional Class Index	Fidelity Mid Cap Index Fund-Institutional Premium Class
1 year	$ 6	$ 4
3 years	19	13
5 years	34	23
10 years	$ 77	$ 51